February 24, 2010
VIA EDGAR
Securities and Exchange Commission
100 F Street, N.E.
Washington, D.C. 20549
Attention: Office of Filings, Information & Consumer Services

Re:	Williams Capital Management Trust File Nos. 811-21186 and 333-98485
Ladies and Gentlemen:
     Pursuant to Rule 485(b) of the Securities Act of 1933, as amended (“Rule 485(b)”), Williams Capital Management Trust (the “Trust”) is transmitting for filing via EDGAR Post-Effective Amendment No. 15 to the Trust’s Registration Statement on Form N-1A (the “Amendment”).
     We have reviewed the Amendment and represent that it does not contain disclosure that would render it ineligible to become effective on February 26, 2010 pursuant to Rule 485(b).
     The Trust acknowledges that it is responsible for the adequacy and accuracy of the disclosures in its filings with the Securities and Exchange Commission (the “SEC”) and that it may not assert staff comments as a defense in any proceeding initiated by the SEC or any person under the federal securities laws of the United States. The Trust further acknowledges that staff comments or changes to disclosures in response to staff comments in a filing reviewed by the staff do not foreclose the SEC from taking any action with respect to such filing.
     If you have any questions relating to this filing, please do not hesitate to contact Frank P. Bruno of the firm at (212) 839-5540.
Very truly yours,
/s/ Sidley Austin LLP
Sidley Austin LLP
Sidley Austin LLP is a limited liability partnership practicing in affiliation with other Sidley Austin partnerships